DUNITED STATES

            SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: ____
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Dune Capital Management LP
Address:       623 Fifth Avenue, 30th Floor
               New York, New York 10022

Form 13F File Number: 28-11632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joshua P. Eaton
Title:    General Counsel
Phone:    (212) 301-8400

Signature, Place, and Date of Signing:

/s/ Joshua P. Eaton             New York, New York           August 13, 2008
-------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     4
Form 13F Information Table Value Total:     $24,799
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    Form 13F INFORMATION TABLE

     COLUMN 1             COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                    VALUE    SHRS OR    SH/   PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
  NAME OF ISSUER       TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT    PRN   CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
  --------------       --------------   -----     --------   -------    ---   ----  ----------   --------   ----    ------   ----
DANA HOLDING CORP         COM         235825205      1,946   363,708    SH            SOLE                 363,708
GRACE W R & CO DEL NEW    COM         38388F108      3,758   160,000    SH            SOLE                 160,000
HILLTOP HOLDINGS INC      COM         432748101        680    65,964    SH            SOLE                  65,964
SEARS HLDGS CORP          COM         812350106     18,415   250,000    SH            SOLE                 250,000